                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         MORNINGSTAR INVESTMENT SERVICES, INC.
                 -------------------------------------
   Address:      22 WEST WASHINGTON STREET
                 -------------------------------------
                 CHICAGO, IL 60602
                 -------------------------------------

Form 13F File Number: 28-13657
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    D. SCOTT SCHILLING
         -------------------------------
Title:   CHIEF COMPLIANCE OFFICER
         -------------------------------
Phone:   (312) 696-6168
         -------------------------------

Signature, Place, and Date of Signing:

       /S/ D. SCOTT SCHILLING            CHICAGO, IL      FEBRUARY 7, 2011
   -------------------------------    -----------------   ---------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                        --------------------

Form 13F Information Table Entry Total: 115
                                        --------------------

Form 13F Information Table Value Total: $197,986
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

Form 13F Information Table

                                                         Value    Share   Share/   Put/ Investment  Other     Voting Authority
       Name of Issuer         Title of Class    CUSIP   (x$1000)  Amount Principal Call Discretion Managers   Sole  Shared None
AGL Res Inc.                        COM       001204106      763  21,274    SH             Sole              21,274
Abbott Labs                         COM       002824100    2,635  54,993    SH             Sole              54,993
Altria Group Inc.                   COM       02209S103    1,819  73,897    SH             Sole              73,897
American Express Co                 COM       025816109      757  17,643    SH             Sole              17,643
AmeriGas Partners L P           UNIT LP INT   030975106      496  10,165    SH             Sole              10,165
Amgen Inc                           COM       031162100      456   8,298    SH             Sole               8,298
Apollo Group Inc                    CL A      037604105      976  24,727    SH             Sole              24,727
Applied Matls Inc                   COM       038222105    2,289 162,884    SH             Sole             162,884
Autodesk Inc.                       COM       052769106      523  13,689    SH             Sole              13,689
Automatic Data Processing In        COM       053015103      894  19,325    SH             Sole              19,325
Avon Prod Inc                       COM       054303102      507  17,431    SH             Sole              17,431
BB&T Corp                           COM       054937107    2,407  91,565    SH             Sole              91,565
Bank of New York Mellon Corp        COM       064058100      246   8,136    SH             Sole               8,136
Baxter Intl Inc                     COM       071813109      862  17,037    SH             Sole              17,037
Becton, Dickinson & Co              COM       075887109      320   3,790    SH             Sole               3,790
Bemis Inc                           COM       081437105      815  24,941    SH             Sole              24,941
Berkshire Hathaway Inc DEL          CL B      084670702    1,567  19,559    SH             Sole              19,559
Blackrock Inc                       COM       09247X101      259   1,360    SH             Sole               1,360
CVS Caremark Corporation            COM       126650100      468  13,457    SH             Sole              13,457
Capital One Finl Corp               COM       14040H105      414   9,725    SH             Sole               9,725
CarMax Inc                          COM       143130102      561  17,596    SH             Sole              17,596
Carter Inc                          COM       146229109      366  12,406    SH             Sole              12,406
Caterpillar Inc DEL                 COM       149123101      279   2,978    SH             Sole               2,978
CEMEX SAB DE CV                 SPON ADR NEW  151290889      271  25,313    SH             Sole              25,313
Cisco Sys Inc                       COM       17275R102      519  25,663    SH             Sole              25,663
Cintas Corp                         COM       172908105      513  18,333    SH             Sole              18,333
Clorox Co DEL                       COM       189054109    1,205  19,040    SH             Sole              19,040
Comcast Corp NEW                    CL A      20030N101      572  26,046    SH             Sole              26,046
Compass Minerals Intl Inc           COM       20451N101    2,006  22,468    SH             Sole              22,468
Diageo PLC                      SPON ADR NEW  25243Q205    2,302  30,977    SH             Sole              30,977
Disney Walt Co                   COM DISNEY   254687106      519  13,829    SH             Sole              13,829
Discover Finl Svcs                  COM       254709108    1,707  92,095    SH             Sole              92,095
eBay Inc                            COM       278642103      802  28,816    SH             Sole              28,816
Energizer Hldgs Inc                 COM       29266R108      269   3,685    SH             Sole               3,685
Energy Transfer Prtnrs L P     UNIT LTD PARTN 29273R109      560  10,805    SH             Sole              10,805
Exelon Corp                         COM       30161N101    3,190  76,617    SH             Sole              76,617
Exxon Mobil Corp                    COM       30231G102    3,149  43,069    SH             Sole              43,069
First Amern Finl Corp               COM       31847R102      974  65,183    SH             Sole              65,183

First Potomac Rlty TR               COM       33610F109    1,596  94,897    SH             Sole              94,897
Firstenergy Corp                    COM       337932107    1,021  27,586    SH             Sole              27,586
France Telecom                 Sponsored ADR  35177Q105    1,390  65,942    SH             Sole              65,942
General Dynamics Corp               COM       369550108      666   9,392    SH             Sole               9,392
General Electric Co                 COM       369604103    2,888 157,874    SH             Sole             157,874
Genuine Parts Co                    COM       372460105      494   9,617    SH             Sole               9,617
Graco Incorporated                  COM       384109104      665  16,867    SH             Sole              16,867
Health Care REIT Inc                COM       42217K106    1,167  24,502    SH             Sole              24,502
Hewlett Packard Co                  COM       428236103      503  11,944    SH             Sole              11,944
Home Depot Inc                      COM       437076102      767  21,885    SH             Sole              21,885
Illinois Tool Wks Inc               COM       452308109      216   4,053    SH             Sole               4,053
Intel Corp                          COM       458140100      207   9,862    SH             Sole               9,862
International Game Technolog        COM       459902102      212  12,006    SH             Sole              12,006
International Speedway Corp         CL A      460335201    1,629  62,260    SH             Sole              62,260
iShares TR                     IBOXX INV CPBD 464287242    7,086  65,347    SH             Sole              65,347
JPMorgan Chase & Co.                COM       46625H100      605  14,261    SH             Sole              14,261
Johnson & Johnson                   COM       478160104    3,832  61,955    SH             Sole              61,955
KLA-Tencor Corp                     COM       482480100    1,226  31,727    SH             Sole              31,727
Kimberly Clark Corp                 COM       494368103      359   5,698    SH             Sole               5,698
Kinder Morgan Energy Partner   UT LTD PARTNER 494550106      970  13,802    SH             Sole              13,802
Kinder Morgan Management LLC        SHS       49455U100      828  12,380    SH             Sole              12,380
Landstar Sys Inc                    COM       515098101      244   5,948    SH             Sole               5,948
Lockheed Martin Corp                COM       539830109      233   3,333    SH             Sole               3,333
Lowes Cos Inc                       COM       548661107    3,050 121,603    SH             Sole             121,603
Magellan Midstream Prtnrs LP   COM UNIT RP LP 559080106    2,194  38,834    SH             Sole              38,834
Marsh & McLennan Cos Inc            COM       571748102      661  24,176    SH             Sole              24,176
MasterCard Inc                      CL A      57636Q104      620   2,768    SH             Sole               2,768
Maxim Integrated Prods Inc          COM       57772K101      914  38,698    SH             Sole              38,698
McCormick & Co Inc              COM NON VTG   579780206      530  11,383    SH             Sole              11,383
Medtronic Inc                       COM       585055106      534  14,407    SH             Sole              14,407
Merck & Co Inc New                  COM       58933Y105      273   7,584    SH             Sole               7,584
Microsoft Corp                      COM       594918104    1,533  54,919    SH             Sole              54,919
Molson Coors Brewing Co             CL B      60871R209      751  14,965    SH             Sole              14,965
Monsanto Co New                     COM       61166W101      490   7,042    SH             Sole               7,042
National Grid PLC               SPON ADR NEW  636274300    1,214  27,356    SH             Sole              27,356
Navigant Consulting Inc             COM       63935N107      514  55,919    SH             Sole              55,919
Novartis A G                   SPONSORED ADR  66987V109    2,875  48,762    SH             Sole              48,762
Nstar                               COM       67019E107    1,802  42,716    SH             Sole              42,716
Nustar Energy LP                  UNIT COM    67058H102      405   5,832    SH             Sole               5,832
Paychex Inc                         COM       704326107    2,324  75,201    SH             Sole              75,201
Pepsico Inc                         COM       713448108    1,210  18,514    SH             Sole              18,514
Petrohawk Energy Corp               COM       716495106      192  10,544    SH             Sole              10,544
Pfizer Inc                          COM       717081103    1,550  88,531    SH             Sole              88,531
Philip Morris Intl Inc              COM       718172109    1,323  22,600    SH             Sole              22,600

Procter & Gamble Co                 COM       742718109    2,190  34,036    SH             Sole              34,036
Qualcomm Inc                        COM       747525103      295   5,953    SH             Sole               5,953
Range Res Corp                      COM       75281A109      638  14,180    SH             Sole              14,180
Realty Income Corp                  COM       756109104    1,374  40,181    SH             Sole              40,181
St Joe Co                           COM       790148100    2,362 108,101    SH             Sole             108,101
Select Sector SPDR TR          SBI HEALTHCARE 81369Y209    9,627 305,621    SH             Sole             305,621
Sonic Corp                          COM       835451105      140  13,861    SH             Sole              13,861
Spectra Energy Corp                 COM       847560109    2,442  97,736    SH             Sole              97,736
Stryker Corp                        COM       863667101    1,259  23,441    SH             Sole              23,441
Sysco Corp                          COM       871829107    1,888  64,209    SH             Sole              64,209
3M Co                               COM       88579Y101    1,909  22,115    SH             Sole              22,115
Total Sys Svcs Inc                  COM       891906109      247  16,036    SH             Sole              16,036
TransCanada Corp                    COM       89353D107      805  21,174    SH             Sole              21,174
Transocean Ltd                    REG SHS     H8817H100      754  10,849    SH             Sole              10,849
US Bancorp Del                    COM NEW     902973304    1,997  74,045    SH             Sole              74,045
Ultra Petroleum Corp                COM       903914109      464   9,716    SH             Sole               9,716
United Parcel Service Inc           CL B      911312106    1,325  18,230    SH             Sole              18,230
Vanguard Specialized Portfol    DIV APP ETF   921908844   11,103 210,959    SH             Sole             210,959
Vanguard Intl Equity Index F    EMR MKT ETF   922042858    4,356  90,470    SH             Sole              90,470
Vanguard World Fds              INF TECH ETF  92204A702    7,253 117,890    SH             Sole             117,890
Vanguard Index Fds              SMALL CP ETF  922908751    2,995  41,240    SH             Sole              41,240
Vanguard Index Fds              STK MRK ETF   922908769   40,140 618,220    SH             Sole             618,220
Visa Inc                          COM CL A    92826C839      217   3,081    SH             Sole               3,081
Vulcan Matls Co                     COM       929160109      572  12,905    SH             Sole              12,905
Wal Mart Stores Inc                 COM       931142103      765  14,192    SH             Sole              14,192
Walgreen Co                         COM       931422109      344   8,817    SH             Sole               8,817
Waste Mgmt Inc Del                  COM       94106L109      610  16,545    SH             Sole              16,545
Weight Watchers Intl Inc. NEW       COM       948626106      509  13,569    SH             Sole              13,569
WellPoint Inc                       COM       94973V107      447   7,867    SH             Sole               7,867
Wells Fargo Co NEW                  COM       949746101    2,651  85,536    SH             Sole              85,536
Westar Energy Inc                   COM       95709T100      990  39,344    SH             Sole              39,344
Western Un Co                       COM       959802109    1,799  96,900    SH             Sole              96,900
Zimmer Hldgs Inc                    COM       98956P102      519   9,675    SH             Sole               9,675